Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Voya VARIABLE PORTFOLIOS INC
Prospectus Date	rr_ProspectusDate	May 01, 2015
Voya Index Plus MidCap Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Voya Index Plus MidCap Portfolio
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks to outperform the total return performance of the S&P MidCap 400 Index (“Index”) while maintaining a market level of risk.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2016
Fee Waiver or Reimbursement over Assets, Date of Termination Two	vvpi_FeeWaiverOrReimbursementOverAssetsDateOfTerminationTwo	January 1, 2017
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Examples, affect the Portfolio's performance.

		During the most recent fiscal year, the Portfolio's portfolio turnover rate was 72% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	72.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense information has been restated to reflect current contractual rates.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated. The Examples also assume that your investment had a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of mid-capitalization companies included in the Index. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.

The Index is a stock market index comprised of common stocks of 400 mid-capitalization companies traded in the United States and selected by Standard & Poor's Ratings Services. The sub-adviser (“Sub-Adviser”) defines mid-capitalization companies as companies that are included in the Index at the time of purchase. The market capitalization range is reset monthly and will change with market conditions as the range of the companies in the Index changes. As of December 31, 2014, the smallest company in the Index had a market capitalization of $933.7 million and the largest company had a market capitalization of $13.9 billion.

The Portfolio may invest in derivative instruments including, but not limited to, index futures. The Portfolio typically uses derivatives as a substitute for taking a position in the underlying benchmark for “equitization” purposes.

The Portfolio may also invest in real estate securities including real estate investment trusts.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

In managing the Portfolio, the Sub-Adviser attempts to achieve the Portfolio's objective by overweighting those stocks that the Sub-Adviser believes will outperform the Index, and underweighting (or avoiding altogether) those stocks in the Index that the Sub-Adviser believes will underperform the Index. In determining stock weightings, the Sub-Adviser uses both internally developed quantitative computer models and fundamental stock research to evaluate various criteria, such as the financial strength of each issuer and its potential for strong, sustained earnings growth. Although the Portfolio will not hold all of the stocks in the Index, the Sub-Adviser expects that there will be a close correlation between the performance of the Portfolio and that of the Index in both rising and falling markets as the Portfolio is designed to have risk characteristics (e.g., beta, size, volatility) which approximate those of the Index.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

		The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1⁄3% of its total assets.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company    The price of a given company's stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Derivative Instruments    Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns. Derivatives may not perform as expected, so the Portfolio may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. In addition, given their complexity, derivatives expose the Portfolio to the risk of improper valuation.

Investment Model    The manager's proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors. Portfolios that are actively managed, in whole or in part, according to a quantitative investment model can perform differently from the market as a whole based on the investment model and the factors used in the analysis, the weight placed on each factor, changes from the factors’ historical trends, and technical issues in the construction and implementation of the investment models (including, for example, data problems and/or software issues). There is no guarantee that the use of these investment models will result in effective investment decisions for the Portfolio.

Liquidity    If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio's manager might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market    Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to Portfolio costs and impair the ability of the Portfolio to achieve its investment objectives.

Mid-Capitalization Company    Investments in mid-capitalization companies may involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

Other Investment Companies    The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Shares of investment companies that are listed on an exchange may trade at a discount or premium from their NAV. In addition, because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio.

Real Estate Companies and Real Estate Investment Trusts (“REITs”)    Investing in real estate companies and REITs may subject the Portfolio to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Securities Lending    Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

		An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio's performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar chart shows the performance of the Portfolio’s Class S shares. Other class shares’ performance would be higher than Class S shares’ performance because of the higher expenses paid by Class S shares. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio's past performance is no guarantee of future results.

		Because Class S2 shares of the Portfolio had not commenced operations as of the calendar year ended December 31, 2014, no performance information for Class S2 shares is provided below.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad-based securities market index/indices for the same period.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because Class S2 shares of the Portfolio had not commenced operations as of the calendar year ended December 31, 2014, no performance information for Class S2 shares is provided below.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns Class S (as of December 31 of each year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 3rd, 2009, 19.11% and Worst quarter: 4th, 2008, -24.87%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns % (for the periods ended December 31, 2014)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns do not reflect deductions for fees, expenses, or taxes.
Voya Index Plus MidCap Portfolio | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.50%	[1],[2]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.04%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.54%	[1]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[1],[3]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	0.49%	[1]
1 Yr	rr_ExpenseExampleYear01	50
3 Yrs	rr_ExpenseExampleYear03	168
5 Yrs	rr_ExpenseExampleYear05	297
10 Yrs	rr_ExpenseExampleYear10	672
1 Yr	rr_ExpenseExampleNoRedemptionYear01	50
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	168
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	297
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	672
1 Yr	rr_AverageAnnualReturnYear01	9.56%
5 Yrs	rr_AverageAnnualReturnYear05	15.90%
10 Yrs	rr_AverageAnnualReturnYear10	8.24%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 16, 1997
Voya Index Plus MidCap Portfolio | Class S
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.50%	[1],[2]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.04%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.79%	[1]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[1],[3]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	0.74%	[1]
1 Yr	rr_ExpenseExampleYear01	76
3 Yrs	rr_ExpenseExampleYear03	247
5 Yrs	rr_ExpenseExampleYear05	434
10 Yrs	rr_ExpenseExampleYear10	973
1 Yr	rr_ExpenseExampleNoRedemptionYear01	76
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	247
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	434
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	973
2005	rr_AnnualReturn2005	10.84%
2006	rr_AnnualReturn2006	9.12%
2007	rr_AnnualReturn2007	5.26%
2008	rr_AnnualReturn2008	(37.73%)
2009	rr_AnnualReturn2009	31.47%
2010	rr_AnnualReturn2010	21.57%
2011	rr_AnnualReturn2011	(1.39%)
2012	rr_AnnualReturn2012	17.38%
2013	rr_AnnualReturn2013	34.23%
2014	rr_AnnualReturn2014	9.30%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.11%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.87%)
1 Yr	rr_AverageAnnualReturnYear01	9.30%
5 Yrs	rr_AverageAnnualReturnYear05	15.60%
10 Yrs	rr_AverageAnnualReturnYear10	7.96%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 16, 2001
Voya Index Plus MidCap Portfolio | Class S2
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.50%	[1],[2],[4]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[1],[4]
Other Expenses	rr_OtherExpensesOverAssets	0.04%	[1],[4]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.04%	[1],[4]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[1],[3],[4]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	0.89%	[1],[4]
1 Yr	rr_ExpenseExampleYear01	91
3 Yrs	rr_ExpenseExampleYear03	316
5 Yrs	rr_ExpenseExampleYear05	559
10 Yrs	rr_ExpenseExampleYear10	1,257
1 Yr	rr_ExpenseExampleNoRedemptionYear01	91
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	316
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	559
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	1,257
Voya Index Plus MidCap Portfolio | S&P MidCap 400 Index | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	9.77%	[5]
5 Yrs	rr_AverageAnnualReturnYear05	16.54%	[5]
10 Yrs	rr_AverageAnnualReturnYear10	9.71%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception		[5]
Voya Index Plus MidCap Portfolio | S&P MidCap 400 Index | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	9.77%	[5]
5 Yrs	rr_AverageAnnualReturnYear05	16.54%	[5]
10 Yrs	rr_AverageAnnualReturnYear10	9.71%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception		[5]

[1]	Expense information has been restated to reflect current contractual rates.
[2]	The portion of the management fee attributable to the advisory services is 0.40% and the portion of the management fee attributable to the administrative services is 0.10%.
[3]	The adviser is contractually obligated to limit expenses to 0.60%, 0.85, and 1.00% for Class I, Class S, and Class S2 shares, respectively, through May 1, 2016. The limitation does not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. The distributor is contractually obligated to waive 0.10% of the distribution fee for Class S2 shares through May 1, 2016. The adviser is contractually obligated to waive 0.045% of the management fee through January 1, 2017. Termination or modification of these obligations requires approval by the Portfolio's board.
[4]	Based on Class I shares' expenses adjusted for contractual differences.
[5]	The index returns do not reflect deductions for fees, expenses, or taxes.